COMBINED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Net Parent Company Investment	Foreign Currency Translation	Pension and Other Employee Benefits	Available- for-sale Investments and Other	AOCI
Beginning of year at Dec. 31, 2011	$ 3,768	$ 3,894	$ (115)	$ (17)	$ 6	$ (126)
Net income	1,248	1,248
Transfers to Baxter, net	(677)	(677)
Foreign currency translation related adjustments	43		43			43
Pension obligations	(27)			(27)		(27)
Available-for-sale investments and other	(4)				(4)	(4)
End of period at Dec. 31, 2012	4,351	4,465	(72)	(44)	2	(114)
Net income	1,288	1,288
Transfers to Baxter, net	(510)	(510)
Foreign currency translation related adjustments	72		72			72
Pension obligations	(7)			(7)		(7)
Available-for-sale investments and other	(15)				(15)	(15)
End of period at Dec. 31, 2013	5,179	5,243		(51)	(13)	(64)
Net income	1,737	1,737
Transfers to Baxter, net	(800)	(800)
Foreign currency translation related adjustments	(387)		(387)			(387)
Pension obligations	(1)			(1)		(1)
Available-for-sale investments and other	19				19	19
End of period at Dec. 31, 2014	$ 5,747	$ 6,180	$ (387)	$ (52)	$ 6	$ (433)